Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 13,373,764		¥ 12,184,915	¥ 6,343,439
Other comprehensive income/(loss) before reclassification	(246,416)		(142,821)	(175,350)
Amounts reclassified from accumulated other comprehensive income	(58)		6,393	0
Total other comprehensive loss, net of tax	(246,474)	$ (35,245)	(136,428)	(175,350)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	1,493		(1,096)	(57)
Balances	13,308,926	1,903,152	13,373,764	12,184,915
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,588,398		1,722,931	1,886,971
Other comprehensive income/(loss) before reclassification	(96,408)		(133,922)	(163,983)
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive loss, net of tax	(96,408)		(133,922)	(163,983)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	603		(611)	(57)
Balances	1,492,593	213,438	1,588,398	1,722,931
Unrealized Losses on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(37,875)		(34,884)	(23,517)
Other comprehensive income/(loss) before reclassification	(150,008)		(8,899)	(11,367)
Amounts reclassified from accumulated other comprehensive income	(58)		6,393	0
Total other comprehensive loss, net of tax	(150,066)		(2,506)	(11,367)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	890		(485)	0
Balances	(187,051)	(26,748)	(37,875)	(34,884)
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,550,523		1,688,047	1,863,454
Total other comprehensive loss, net of tax	(244,981)		(137,524)	(175,407)
Balances	¥ 1,305,542	$ 186,690	¥ 1,550,523	¥ 1,688,047